Vanguard Market Neutral Fund
Supplement Dated April 29, 2021, to the Prospectus Dated April 29, 2021
Important Change to Vanguard Market Neutral Fund
As previously announced, James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard Market Neutral Fund (the Fund).
Binbin Guo and Cesar Orosco, who currently serve as portfolio managers with Mr. Stetler, will remain portfolio managers of the Fund upon Mr. Stetler’s retirement. The Fund’s investment objective, strategies, and policies will remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 634A 042021

Vanguard Montgomery Funds

Supplement Dated April 29, 2021, to the Statement of Additional Information Dated April 29, 2021
Important Change to Vanguard Market Neutral Fund
As previously announced, James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard Market Neutral Fund (the Fund).
Binbin Guo and Cesar Orosco, who currently serve as portfolio managers with Mr. Stetler, will remain portfolio managers of the Fund upon Mr. Stetler’s retirement. The Fund’s investment objective, strategies, and policies will remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 634B 042021